Stockholders' Equity (Deficit) - Stock Option Assumptions (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life			6 years 1 month 6 days
Dividend rate	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years	5 years 6 months		5 years 9 months 18 days
Risk-free interest rate	1.50%	1.50%	1.60%	1.60%
Volatility	66.00%	57.00%	56.00%	43.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years 1 month 6 days	6 years 1 month 6 days		6 years 1 month 6 days
Risk-free interest rate	1.70%	1.60%	1.70%	1.80%
Volatility	67.00%	68.00%	66.00%	59.00%